Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
GROSS MARGIN	$ 7,530	$ 8,474
SALES (Note 3)	25,972	29,056
Freight, transportation and distribution (Note 4)	956	974
Cost of goods sold (Note 4)	17,486	19,608
Other expenses (income) (Note 6)	413	457
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES	1,856	2,745
Finance costs (Note 7)	720	793
EARNINGS BEFORE INCOME TAXES	1,136	1,952
Income tax (recovery) expense (Note 8)	436	670
NET EARNINGS	700	1,282
Profit (loss), attributable to owners of parent	674	1,258
Profit (loss), attributable to non-controlling interests	$ 26	$ 24
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 9)
Basic earnings (loss) per share	$ 1.36	$ 2.53
Diluted earnings (loss) per share	$ 1.36	$ 2.53
Weighted average shares outstanding for basic EPS (Note 9)	494,198,000	496,381,000
Weighted average shares outstanding for diluted EPS (Note 9)	494,365,000	496,994,000
Profit (loss)	$ 700	$ 1,282
Profit (loss), attributable to owners of parent	674	1,258
Profit (loss), attributable to non-controlling interests	26	24
Selling expenses (Note 4)	3,435	3,397
General and administrative expenses (Note 4)	644	626
Provincial Mining Taxes Expense	255	398
Impairment (Reversal of impairment) of assets	530	774
Expense from share-based payment transactions with employees	$ (37)	$ (14)